Pension and Other Postretirement Benefit Plans Narrative (Details) - Computer Sciences GS Business - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 19, 2013	Mar. 31, 2015	Oct. 02, 2015	Jan. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Plan amendments				$ (7,894)
Actuarial gain (loss)				(7,506)				$ (9,781)	$ 5,671
Settlement gain (loss)				(388)
Settlement				(797)				$ 2,897	$ 0
Effect of settlement on PBO				(3,693)
Effect of interim remeasurement on PBO				$ 7,808
Discount rate				4.23%	4.68%		4.68%	3.90%	4.60%
Average funded status				85.00%
Expected long-term rates of return on assets			7.90%	7.60%	7.60%	7.90%	7.60%	7.60%	7.20%	6.80%
Pension Plan | Applied Technology Division
Defined Benefit Plan Disclosure [Line Items]
Settlement gain (loss)	$ 27,603
Net periodic cost, excluding settlement gain									$ 443	$ 5,655
Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Plan amendments								$ (5,561)	0
Actuarial gain (loss)				$ (1,447)				2,245	957
Settlement								$ 0	$ 15,149
Effect of plan amendment on PBO				$ (7,037)
Discount rate				3.58%	4.01%		4.01%	3.40%	4.00%
Expected long-term rates of return on assets									2.70%	4.00%
Increase in prior service credit				$ 7,037				$ 5,561
Other comprehensive (income) loss related to unamortized postretirement benefit plan costs								(2,014)	$ (33)	$ (205)
Other comprehensive (income) loss related to unamortized postretirement benefit plan costs, tax impact								$ (1,280)	0	2
Assumed healthcare cost trend rate								9.00%
Ultimate health care cost trend rate								5.00%
Postretirement Health Coverage | Applied Technology Division
Defined Benefit Plan Disclosure [Line Items]
Settlement gain (loss)	$ 8,387
Net periodic cost, excluding settlement gain									$ 208	$ 729
Equity securities | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation		30.00%
Fixed Income Securities | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation		30.00%
Other Alternatives(a) | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation		40.00%
Cash Equivalents | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation, minimum		0.00%
Target plan asset allocation, maximum		10.00%